PUSHDOWN OF ULTIMATE PARENT'S BASIS - Schedule of Calculation of Ultimate Parent's Basis (Details) $ / shares in Units, shares in Millions, $ in Millions			3 Months Ended	5 Months Ended
	Aug. 07, 2025 USD ($) $ / shares shares	Apr. 01, 2024 shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Aug. 06, 2025 $ / shares
Business Combination, Consideration Transferred [Abstract]
Increase in equity interest			$ 107
Paramount Skydance Corporation Class A Common Stock
Business Combination, Consideration Transferred [Abstract]
Shares issued (in shares) | shares	40.7
Common stock, conversion rate					1
Paramount Skydance Corporation Class B Common Stock
Business Combination, Consideration Transferred [Abstract]
Shares issued (in shares) | shares	633.6
Common stock, conversion rate					1
Class B Common Stock
Business Combination, Consideration Transferred [Abstract]
Shares issued (in shares) | shares		11.5
Shareholders Other Than NAI Equity Investors | Paramount Skydance Corporation Class A Common Stock
Business Combination, Consideration Transferred [Abstract]
Cash settlement of shares (in dollars per share) | $ / shares	$ 23.00
Shareholders Other Than NAI Equity Investors | Paramount Skydance Corporation Class B Common Stock
Business Combination, Consideration Transferred [Abstract]
Shares issued (in shares) | shares	3.1
Common stock, conversion rate	1.5333
Shareholders Other Than NAI Equity Investors | Class A Common Stock
Business Combination, Consideration Transferred [Abstract]
Shares converted (in shares) | shares	2.0
Shareholders Other Than NAI Equity Investors, NAI Equity Investors, And Other Affiliates | Paramount Skydance Corporation Class B Common Stock
Business Combination, Consideration Transferred [Abstract]
Cash settlement of shares (in dollars per share) | $ / shares	$ 15.00
Common stock, conversion rate	1
Skydance Investor Group
Business Combination, Consideration Transferred [Abstract]
Cash paid to stockholders (see Note $13)	$ 4,450
Skydance Investor Group | Paramount Skydance Corporation Class B Common Stock
Business Combination, Consideration Transferred [Abstract]
Share price (in dollars per share) | $ / shares	$ 15.00
Stock issuance (in shares) | shares	400.0
Paramount Global | Paramount Skydance Corporation Class A Common Stock
Business Combination, Consideration Transferred [Abstract]
Common stock, conversion rate					1
Paramount Global | Paramount Skydance Corporation Class B Common Stock
Business Combination, Consideration Transferred [Abstract]
Common stock, conversion rate					1
Paramount Global | Shareholders Other Than NAI Equity Investors | Paramount Skydance Corporation Class B Common Stock
Business Combination, Consideration Transferred [Abstract]
Shares issued (in shares) | shares	3.1
Common stock, conversion rate	1.5333
Paramount Global | Shareholders Other Than NAI Equity Investors | Class A Common Stock
Business Combination, Consideration Transferred [Abstract]
Shares converted (in shares) | shares	2.0
Paramount Global | Skydance Investor Group
Business Combination, Consideration Transferred [Abstract]
Investment by certain affiliates of existing investors	$ 6,000
Paramount Global | Skydance Investor Group | Paramount Skydance Corporation Class B Common Stock
Business Combination, Consideration Transferred [Abstract]
Share price (in dollars per share) | $ / shares					$ 11.04
Stock issuance (in shares) | shares	318.8
Paramount Global | Skydance Investor Group | Class B Common Stock
Business Combination, Consideration Transferred [Abstract]
Share price (in dollars per share) | $ / shares					$ 11.04
NAI Transaction and The Transactions
Business Combination, Consideration Transferred [Abstract]
Proceeds from PIPE Transaction, net of subscription discount				$ 1,520
NAI Transaction and The Transactions | Paramount Global
Business Combination, Consideration Transferred [Abstract]
Equity interest	$ 2,100
Cash paid to stockholders (see Note $13)	4,454
Proceeds from PIPE Transaction, net of subscription discount	1,517
Paramount Global basis at August 7, 2025	11,695
NAI Transaction and The Transactions | Paramount Global Common Stock | Paramount Global
Business Combination, Consideration Transferred [Abstract]
Equity interest	2,124
NAI Transaction and The Transactions | Paramount Global RSU And PSU Awards | Paramount Global
Business Combination, Consideration Transferred [Abstract]
Equity interest	80
NAI Transaction and The Transactions | Paramount Skydance Corporation Class B Common Stock | Paramount Global
Business Combination, Consideration Transferred [Abstract]
Remaining shares of Paramount Skydance Corporation Class B Common Stock	$ 3,520